Income tax (Details 6) In Thousands, unless otherwise specified	Dec. 31, 2012 PRC Subsidiaries USD ($)	Dec. 31, 2012 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2014 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2015 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2016 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2017 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2031 United States subsidiary USD ($)	Dec. 31, 2012 Tax loss carryforwards expiring in 2031 United States subsidiary CNY
Tax loss carryforwards
Tax loss carryforwards	$ 48,482	302,047	238	30,493	115,056	156,260	$ 758	4,723